Parent-Only Financials (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
General and administrative expenses	$ 2,202,161	$ 889,107	$ 2,814,205
Change in fair value of warrants	(1,088,443)	(205,785)	(531,099)
Net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Net income (loss)	27,555,442	(82,889,335)	(28,427,244)
Other comprehensive income (loss)
Foreign currency translation adjustment	502,076	7,422,092	(1,881,886)
Comprehensive loss	27,253,220	(75,467,243)	(30,309,130)
Parent [Member]
General and administrative expenses	(578,531)	(872,000)	(2,731,205)
Change in fair value of warrants	1,088,443	205,785	531,099
Net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Equity loss in subsidiaries	(1,442,775)	(17,080)
Net income (loss)	27,555,442	(82,889,335)	(28,427,244)
Other comprehensive income (loss)
Foreign currency translation adjustment	(302,222)	7,422,092	(1,881,886)
Comprehensive loss	$ 27,253,220	$ (75,467,243)	$ (30,309,130)